Basis of Preparation - Estimated Effects Arising from Adoption of the Pronouncement (Detail) R$ in Millions	Jan. 01, 2018 BRL (R$)
Disclosure of expected impact of initial application of new standards or interpretations [abstract]
Consumers and Traders; Transport of energy	R$ 195
Consumers and Traders; Transport of energy	R$ 195